RELATED PARTY TRANSACTIONS (Details) (USD $)	6 Months Ended		6 Months Ended		6 Months Ended		6 Months Ended												0 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Jun. 30, 2014 Silver Falcon Mining, Inc. [Member]	Jun. 30, 2014 Diamond Creek Mill, Inc. [Member]	Jun. 30, 2014 Pierre Quilliam [Member]	Jun. 30, 2014 Palmirs, Inc. [Member]	Jun. 30, 2014 Bisell Investments, Inc. [Member]	Jun. 30, 2014 Officers, Directors and Significant Shareholders [Member]	Jun. 30, 2014 Paul Parliament [Member]	Jun. 30, 2014 Lewis Georges [Member]	Jun. 30, 2014 Christian Quilliam [Member]	Jun. 30, 2014 New Vision Financial, Ltd. [Member]	Jun. 30, 2014 Allan Breitkreuz [Member]	Jun. 30, 2014 Denise Quilliam [Member]	Jun. 30, 2014 Pascale Tutt [Member]	Jun. 30, 2014 Pascale Quilliam [Member]	Jun. 30, 2014 Q-Prompt, Inc.[Member]	Jun. 30, 2014 Thomas C. Ridenour [Member]	Apr. 23, 2014 Game Touch, LLC, Claudia Cifuentes Robles and Julios Kosta
Related Party Transaction [Line Items]
Due from related parties			$ 147,369			$ 9,100
Due to related parties	96,309	510,962		2,050	40,033		210,695
Monthly nonaccountable expense allowance			83,333
Royalty percentage	15.00%
Issuance of common stock for services, shares	4,500,000						2,000,000	17,000,000	500,000	500,000	5,000,000	2,000,000	3,000,000	4,000,000		500,000	1,000,000	3,000,000
Issuance of common stock for services	2,195,599						300,000	3,150,000	75,000	75,000	750,000	300,000	450,000	600,000		75,000	150,000	450,000
Share price (in dollars per share)								$ 0.15
Payment per option	100
Options cancelled	8,600,000				1,800,000						1,700,000		1,700,000	1,325,000	375,000			1,700,000
Compensation commitment					250,000											150,000	0	185,000
Compensation commitment term					5 years											5 years	5 years	5 years
Shares issued for equipment, shares																			1,213,000
Agreed upon value of equipment																			$ 135,856